Provision for Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Provision for Income Taxes [Abstract]
Schedule of Company’s Net Deferred Tax Assets	The components of the Company’s net deferred tax assets as of September 30, 2023 and December 31, 2022, were as follows (in thousands):
	September 30, 2023	December 31, 2022
Deferred tax assets:
Net Operating loss carry forward	$1,884	$2,578
Stock-based compensation	(58)	(27)
Other income (PPP loan forgiveness)	—	292
Total deferred tax asset	1,826	2,843
Less: Valuation allowance	$(1,826)	$(2,843)
Deferred tax asset. net of valuation allowance	—	—
Deferred tax liabilities	—	—
Net Deferred tax asset	—	—
The components of the Company’s net deferred tax assets as of December 31, 2022 and 2021, were as follows (in thousands):
	December 31, 2022	December 31, 2021
	(In thousands)
Deferred tax assets:
Net Operating loss carry forward	$2,578	1,445
Stock-based compensation	(27)	(18)
Other income (PPP loan forgiveness)	292
Fair Value of Warrant		(15)
Total Deferred tax asset	2,843	1,412
Less: Valuation allowance	$(2,843)	$(1,412)
Deferred tax asset. net of valuation allowance	—	—
Deferred tax liabilities	—	—
Net Deferred tax asset	—	—

Schedule of Income Tax Expense (Benefit)	Income tax expense (benefit) was computed as follows:
	September 30, 2023	September 30, 2022
Federal income tax	$—	$—
State income tax	4	37
Total income taxes, current provision	4	37
Deferred Income taxes (benefit)	—	—
Total Income expenses (benefit)	$4	$37
Income tax expense (benefit) was computed as follows:
	December 31, 2022	December 31, 2021
	(In thousands)
Federal income tax	$—	$—
State income tax	63	24
Total Income taxes ,Current provision	63	24
Deferred Income taxes (benefit)	—	—
Total Income expenses/ (benefit)	$63	$24